Accrued expenses and other current liabilities	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Accrued expenses and other current liabilities

Note 5 — Accrued expenses and other current liabilities

	March 31, 2022	December 31, 2021
Accrued bonuses and related employees compensation expenses	$1,932,400	$1,419,137
Accrued license fees	1,023,358	2,055,687
Accrued consultant and other fees	162,774	49,211
Tax liabilities	55,172	63,922
Accrued legal fees	369	930,354
Total	$3,174,073	$4,518,311

Note 6 — Accrued expenses and other current liabilities

December 31, 2021
Accrued license fees	$2,055,687
Accrued bonuses and related employees compensation expenses	1,419,137
Accrued legal fees	930,354
Accrued consultant and other fees	113,133
Total	$4,518,311